CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Revenue:
Revenue from patent assertion activities	$ 2,480,000	$ 388,850
Amortization of display technology development and license fees received from AU Optronics Corp. in fiscal year 2011	1,187,320
Total revenue	3,667,320	388,850
Operating costs and expenses:
Inventor royalties and contingent legal fees	1,412,661	207,743
Litigation and licensing expenses	575,413	108,915
Amortization of patents	314,453
Marketing, general and administrative expenses (including non-cash stock option compensation expense of $3,149,799 and $3,798,139, respectively)	6,408,861	7,989,846
Total operating costs and expenses	8,711,388	8,306,504
Loss from operations	(5,044,068)	(7,917,654)
Impairment in value of Videocon Industries Limited global depository receipts	(62,825)	(1,184,710)
Change in value of derivative liability	(592,945)	475,189
Loss on extinguishment of debt (Note 6)	(2,699,022)	(343,517)
Interest expense	(1,263,617)	(1,109,519)
Dividend income	47,568
Interest income	8,595	125
Loss before income taxes	(9,606,314)	(10,080,086)
Provision for income taxes (Note 9)
Net loss	(9,606,314)	(10,080,086)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.04)	$ (0.05)
Weighted average common shares outstanding:
Basic and diluted (in Shares)	217,771,673	196,645,962
Other comprehensive income:
Reversal of unrealized loss as of October 31, 2012, on investment in Videocon Industries Limited global depository receipts		653,684
Comprehensive loss	$ (9,606,314)	$ (9,426,402)